Segmental analysis - Schedule of depreciation, amortisation and impairment by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	£ (2,061)	£ (1,984)	£ (1,830)
Property, plant and equipment
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(1,769)	(1,700)	(1,544)
Non-current intangible assets
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(292)	(284)	(286)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(521)	(484)	(508)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(223)	(223)	(158)
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(61)	(101)	(83)
Operating segments | New England
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(420)	(393)	(364)
Operating segments | New York
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(658)	(620)	(537)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(166)	(149)	(156)
Operating segments | Other
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	£ (12)	£ (14)	£ (24)